Related Party Transactions - Schedule of Compensation For Key Management (Details) - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2022	Apr. 30, 2021
Disclosure of transactions between related parties [abstract]
Management fees	$ 0	$ 64
Salaries and other short-term benefits	2,531	1,949
Severance (included in salaries)	8	266
Share-based payments	1,388	1,466
Director compensation (included in salaries)	355	147
Related party transaction, due from (to) related party	$ 4,282	$ 3,892